Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	6,574	6,401
Equity securities	6,574	6,401
Investments in associates, current	0	0
Investments in associates, non-current	142	144
Investments in associates	142	144
Equity investments, current	0	0
Equity investment, non-current	6,716	6,545
Equity investments	6,716	6,545
Other financial assets, current	1,552	1,629
Other financial assets, non-current	7,269	7,141
Other financial assets	€ 8,821	€ 8,770
Equity investments as % of other financial assets, current	0.00%	0.00%
Equity investments as % of other financial assets, non-current	92.00%	92.00%
Equity investments as % of other financial assets	76.00%	75.00%